Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 180,359	$ 188,978	$ 93,445
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	1,521,021	1,609,575	1,968,107
Debt issued by Dermavant to NovaQuest	155,200	150,100	89,100
Liability instruments measured at fair value	5,906	67,893	102,373
Total liabilities at fair value	161,106	217,993	191,473
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	1,451,834	1,533,538	1,945,045
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	69,187	76,037	23,062
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issued by Dermavant to NovaQuest	155,200	150,100	89,100
Liability instruments measured at fair value	5,906	67,893	102,373
Total liabilities at fair value	161,106	217,993	191,473
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,340,662	1,420,597	1,874,662
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,340,662	1,420,597	1,874,662
Other Investment [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	11,935	11,129	8,880
Other Investment [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	11,935	11,129	8,880
Sio Gene Therapies Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	50,700	48,500	45,300
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	50,716	48,487	45,329
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	50,716	48,487	45,329
Arbutus Biopharma Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	117,700	129,400	39,200
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	48,521	53,325	16,174
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	48,521	53,325	16,174
Arbutus Biopharma Corporation [Member] | Convertible Preferred Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	69,187	76,037	23,062
Arbutus Biopharma Corporation [Member] | Convertible Preferred Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 69,187	$ 76,037	$ 23,062